Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions.
Schedule of provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2021	214	100	128	348	770	1,560
Additions through business combinations (Note 27)	–	–	41	73	27	141
Charge for year	238	23	46	109	456	872
Cash paid	(172)	(32)	(49)	(285)	(84)	(622)
Reversals	(62)	–	–	(5)	(175)	(242)
Exchange and other movements	(6)	(1)	29	(1)	(6)	15
At 31 December 2021	212	90	195	239	988	1,724
Charge for year	227	61	1	830	365	1,484
Cash paid	(223)	(19)	(41)	(814)	(185)	(1,282)
Reversals	(43)	–	(27)	(94)	(98)	(262)
Exchange and other movements	(8)	(1)	15	–	(52)	(46)
At 31 December 2022	165	131	143	161	1,018	1,618
Charge for year	123	21	22	1,102	245	1,513
Cash paid	(87)	(41)	(14)	(219)	(404)	(765)
Reversals	(28)	(3)	(3)	(23)	(143)	(200)
Exchange and other movements	3	4	20	(5)	(33)	(11)
At 31 December 2023	176	112	168	1,016	683	2,155

	2023	2022	2021
	$m	$m	$m
Due within one year	1,028	722	768
Due after more than one year	1,127	896	956
Total	2,155	1,618	1,724